Expense Example - Goldman Sachs US Mortgages Fund	Sep. 30, 2025 USD ($)
Service Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 98
Expense Example, with Redemption, 3 Years	334
Expense Example, with Redemption, 5 Years	588
Expense Example, with Redemption, 10 Years	1,317
Class R6 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	106
Expense Example, with Redemption, 3 Years	359
Expense Example, with Redemption, 5 Years	631
Expense Example, with Redemption, 10 Years	$ 1,409